Income taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Expected income tax recovery at Canadian statutory rate	$ (97,962)	$ 37,691
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(55,315)	(47,600)
Adjustments from investments carried at fair value	51,314	2,709
Non-controlling interests share of income	30,025	25,135
Change in valuation allowance	41,702	(118)
Non-deductible acquisition costs	1,341	3,733
Acquisition related state deferred tax adjustments	5,998	0
Capital gain rate differential on disposal of renewable assets	(7,340)	0
Tax credits	(18,440)	(49,415)
Adjustment relating to prior periods	(1,390)	1,333
Deferred income taxes on regulated income recorded as regulatory assets	(2,155)	(3,807)
Amortization and settlement of excess deferred income tax	(14,855)	(16,778)
Other	5,564	3,692
Total	$ (61,513)	$ (43,425)